FundManager Trust
AGGRESSIVE GROWTH PORTFOLIO
     NO-LOAD CLASS
     FINANCIAL ADVISER CLASS
GROWTH PORTFOLIO
     NO-LOAD CLASS
     FINANCIAL ADVISER CLASS
GROWTH & INCOME PORTFOLIO
     NO-LOAD CLASS
     FINANCIAL ADVISER CLASS
BOND PORTFOLIO
     NO-LOAD CLASS
     FINANCIAL ADVISER CLASS
MANAGED TOTAL RETURN PORTFOLIO
     FINANCIAL ADVISER CLASS

SUPPLEMENT TO THE NO-LOAD CLASS PROSPECTUS DATED OCTOBER 1, 1995, AND THE FINANCIAL ADVISER CLASS PROSPECTUS DATED JANUARY 29, 1996, EACH AS SUPPLEMENTED ON APRIL 5, 1996, AND OCTOBER 18, 1996.
Effective November 11, 1996, Edgewood Services, Inc. (`Edgewood'') replaced Signature Broker-Dealer Services, Inc. (`Signature'') to become one of four co-distributors for the above portfolios of FundManager Trust (the `Funds''). Edgewood, a registered broker/dealer, is a New York corporation with principal offices at Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897. Edgewood is a subsidiary of Federated Investors. The other co-distributors for the Funds are Freedom Distributors Corporation (effective October 3, 1996), Tucker Anthony Incorporated, and Sutro & Co. Incorporated.
Also effective November 11, 1996, Federated Administrative Services (`FAS''), a subsidiary of Federated Investors and an affiliate of Edgewood, will replace Signature as the Funds' administrator.
FAS provides the Funds with certain administrative personnel and services necessary to operate the Funds, such as certain legal and accounting services. FAS provides these at an annual rate as specified below:

          MAXIMUM
          ADMINISTRATIVE                AVERAGE AGGREGATE
                Fee                         Daily Net Assets
               .150%                    on the first $250 million
               .125%                    on the next $250 million
               .100%                    on the next $250 million
               .075%                    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $75,000 per portfolio and $35,000 per each additional class of shares. FAS may choose voluntarily to waive a portion of its fee or minimums from time to time in its sole discretion.


Accordingly, references throughout the prospectuses and to Signature should be replaced with references to Edgewood and FAS as appropriate.


                                                          November 11, 1996


FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 15222-3779


Edgewood Services, Inc. is a distributor of the Funds and is a subsidiary of Federated Investors.

Cusip      360850808
           360850101
           360850705
           360850200
           360850804
           360850309
           360850887
           360850408
           360850507

014505 (11/96)